Schedule of Monte Carlo Simulation Assumption (Details)		12 Months Ended
		Dec. 31, 2023 USD ($) $ / shares	Sep. 30, 2024 $ / shares	Jan. 11, 2023 $ / shares	Aug. 31, 2022
Time period (years)					4 years 6 months
Alto Warrants [Member]
Estimated fair value | $	[1]	$ 410,660
Measurement Input, Price Volatility [Member]
Warrants measurement input		110	110
Measurement Input, Price Volatility [Member] | Minimum [Member] | Equity Option [Member]
Debt Instrument, Measurement Input	[1]	34.23
Measurement Input, Price Volatility [Member] | Minimum [Member] | Warrant [Member]
Warrants measurement input	[2]		92.04
Measurement Input, Price Volatility [Member] | Minimum [Member] | Alto Warrants [Member]
Debt Instrument, Measurement Input	[1]	77.51
Measurement Input, Price Volatility [Member] | Maximum [Member] | Equity Option [Member]
Debt Instrument, Measurement Input	[1]	59.15
Measurement Input, Price Volatility [Member] | Maximum [Member] | Warrant [Member]
Warrants measurement input	[2]		101.79
Measurement Input, Price Volatility [Member] | Maximum [Member] | Alto Warrants [Member]
Debt Instrument, Measurement Input	[1]	92.33
Measurement Input, Risk Free Interest Rate [Member]
Warrants measurement input		3.53	3.53
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member] | Equity Option [Member]
Debt Instrument, Measurement Input	[1]	4.68
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member] | Warrant [Member]
Warrants measurement input	[2]		3.64
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member] | Alto Warrants [Member]
Debt Instrument, Measurement Input	[1]	4.01
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member] | Equity Option [Member]
Debt Instrument, Measurement Input	[1]	5.60
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member] | Warrant [Member]
Warrants measurement input	[2]		4.93
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member] | Alto Warrants [Member]
Debt Instrument, Measurement Input	[1]	5.23
Measurement Input Volume Weighted Average Price [Member] | Equity Option [Member]
Debt Instrument, Measurement Input	[1]	4.72
Measurement Input Volume Weighted Average Price [Member] | Warrant [Member]
Warrants measurement input	[2]		1.31
Debt Instrument, Measurement Input				12.64
Measurement Input Volume Weighted Average Price [Member] | Minimum [Member] | Alto Warrants [Member]
Debt Instrument, Measurement Input	[1]	4.72
Measurement Input, Exercise Price [Member] | Warrant [Member]
Warrants measurement input	[2]		1.93
Measurement Input, Exercise Price [Member] | Alto Warrants [Member]
Debt Instrument, Measurement Input	[1]	18.80
Measurement Input, Default Rate [Member] | Minimum [Member] | Warrant [Member]
Warrants measurement input	[2]		0
Measurement Input, Default Rate [Member] | Minimum [Member] | Alto Warrants [Member]
Debt Instrument, Measurement Input	[1]	5
Measurement Input, Default Rate [Member] | Maximum [Member] | Warrant [Member]
Warrants measurement input	[2]		40
Measurement Input, Default Rate [Member] | Maximum [Member] | Alto Warrants [Member]
Debt Instrument, Measurement Input	[1]	25
Illiquidity Discount [Member] | Equity Option [Member]
Debt Instrument, Measurement Input	[1]	17
Illiquidity Discount [Member] | Warrant [Member]
Warrants measurement input	[2]		(14)
Illiquidity Discount [Member] | Alto Warrants [Member]
Debt Instrument, Measurement Input	[1]	17
Measurement Input, Expected Term [Member]
Time period (years)		5 years	5 years
Measurement Input, Expected Term [Member] | Minimum [Member] | Equity Option [Member]
Time period (years)	[1]	0 years
Measurement Input, Expected Term [Member] | Minimum [Member] | Warrant [Member]
Time period (years)	[2]		29 days
Measurement Input, Expected Term [Member] | Minimum [Member] | Alto Warrants [Member]
Time period (years)	[1]	6 months 10 days
Measurement Input, Expected Term [Member] | Maximum [Member] | Equity Option [Member]
Time period (years)	[1]	1 year 2 months 12 days
Measurement Input, Expected Term [Member] | Maximum [Member] | Warrant [Member]
Time period (years)	[2]		2 years 3 months 10 days
Measurement Input, Expected Term [Member] | Maximum [Member] | Alto Warrants [Member]
Time period (years)	[1]	3 years 10 days
Measurement Input Estimated Fair Value [Member] | Equity Option [Member]
Estimated fair value issuance | $	[1]	$ 1,442,000
Estimated fair value | $	[1]	3,852
Measurement Input Estimated Fair Value [Member] | Alto Warrants [Member]
Estimated fair value issuance | $	[1]	$ 1,189,000

[1]	Based on a Monte Carlo simulation analysis of 50,000 iterations
[2]	Based on a Monte Carlo simulation analysis of 250,000 iterations